Fair Value Of Pension Plant Investment At recurring Basis - Birds Eye Foods (Detail) (Birds Eye Foods Pension Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Dec. 25, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	$ 129,936	$ 118,838
Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	525	2,593
Small Mid Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	10,697
Collective SAnd P500 Index Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	40,661	29,352
International Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	26,579
Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	51,474	69,838
Extended Index Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		8,755
Euro Pacific Growth Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		8,300
Fair Value, Inputs, Level 1 [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		80,731
Fair Value, Inputs, Level 1 [Member] | Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		2,593
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		69,838
Fair Value, Inputs, Level 1 [Member] | Euro Pacific Growth Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		8,300
Fair Value, Inputs, Level 2 [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	129,936	38,107
Fair Value, Inputs, Level 2 [Member] | Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	525
Fair Value, Inputs, Level 2 [Member] | Small Mid Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	10,697
Fair Value, Inputs, Level 2 [Member] | Collective SAnd P500 Index Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	40,661	29,352
Fair Value, Inputs, Level 2 [Member] | International Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	26,579
Fair Value, Inputs, Level 2 [Member] | Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	51,474
Fair Value, Inputs, Level 2 [Member] | Extended Index Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		$ 8,755